EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2015	Jun. 03, 2009
Earnings per share
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ (193.0)	$ 128.4	$ 253.5
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	13.4	14.1	6.9
Gain (loss) on disposition of discontinued operations - net of tax (in dollars)	3.5	3.4	58.6
Net income (loss) attributable to Terex Corporation	$ (176.1)	$ 145.9	$ 319.0
Basic shares:
Weighted average shares outstanding (in shares)	107,900,000	107,400,000	109,700,000
Earnings per share - basic:
Income (loss) from continuing operations	$ (1.79)	$ 1.20	$ 2.31
Income (loss) from discontinued operations – net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations – net of tax	0.03	0.03	0.54
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ (1.63)	$ 1.36	$ 2.91
Diluted shares:
Weighted average shares outstanding (in shares)	107,900,000	107,400,000	109,700,000
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes (in shares)	0	2,200,000	4,500,000
Diluted weighted average shares outstanding (in shares)	107,900,000	109,600,000	114,200,000
Earnings per share - diluted:
Income (loss) from continuing operations	$ (1.79)	$ 1.17	$ 2.22
Income (loss) from discontinued operations – net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations – net of tax	0.03	0.03	0.51
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ (1.63)	$ 1.33	$ 2.79
Reconciliation of amounts attributable to common stockholders:
Income (loss) from continuing operations (in dollars)	$ (193.3)	$ 128.2	$ 252.0
Noncontrolling interest attributable to Income (loss) from continuing operations (in dollars)	0.3	0.2	1.5
Income (loss) from continuing operations attributable to Terex Corporation common stockholders (in dollars)	$ (193.0)	$ 128.4	$ 253.5
Other details of antidilutive securities
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Shares, Issued				3,400,000
Contingently issuable shares (in shares)		1,400,000	3,400,000
Convertible Subordinated Debt
Other details of antidilutive securities
Interest rate of debt securities (as a percent)					4.00%
Stock Options
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	100,000	100,000	100,000
Restricted Stock
Other details of antidilutive securities
Antidilutive securities excluded from computation of earnings per share (in shares)	1,500,000	900,000	400,000